Consolidated Statements of Income and Other Comprehensive Income	12 Months Ended
	Jun. 30, 2021 ARS ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($) $ / shares	Jun. 30, 2019 ARS ($) $ / shares
Consolidated Statements of Income and Other Comprehensive Income
Revenues	$ 42,411,000,000		$ 51,068,000,000	$ 47,529,000,000
Costs	(33,832,000,000)		(33,925,000,000)	(26,733,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,467,000,000		4,128,000,000	3,251,000,000
Changes in the net realizable value of agricultural products after harvest	(590,000,000)		986,000,000	(65,000,000)
Gross profit	22,456,000,000		22,257,000,000	23,982,000,000
Net (loss)/ gain from fair value adjustment of investment properties	(2,246,000,000)		51,040,000,000	(58,033,000,000)
Gain from disposal of farmlands	1,310,000,000		1,259,000,000	998,000,000
General and administrative expenses	(5,167,000,000)		(5,147,000,000)	(6,090,000,000)
Selling expenses	(4,147,000,000)		(4,850,000,000)	(3,294,000,000)
Management fees	0		(316,000,000)	0
Profit / (loss) from operations	9,924,000,000		66,743,000,000	(41,710,000,000)
Share of (loss)/ profit of associates and joint ventures	(4,435,000,000)		11,060,000,000	(10,778,000,000)
Profit / (loss) before financial results and income tax	5,489,000,000		77,803,000,000	(52,488,000,000)
Finance income	657,000,000		460,000,000	312,000,000
Finance cost	(15,020,000,000)		(15,319,000,000)	(10,490,000,000)
Other financial results	19,997,000,000		(15,710,000,000)	(999,000,000)
Inflation adjustment	572,000,000		(164,000,000)	(1,026,000,000)
Financial results, net	6,206,000,000		(30,733,000,000)	(12,203,000,000)
Profit/ (loss) before income tax		$ 11,695	47,070	(64,691)
Income tax	(27,940,000,000)		(11,948,000,000)	(820,000,000)
(Loss) / Profit for the year from continuing operations	(16,245,000,000)		35,122,000,000	(65,511,000,000)
(Loss)/ Profit for the year from discontinued operations	(8,257,000,000)		(5,080,000,000)	4,334,000,000
(Loss) / Profit for the year	(24,502,000,000)		30,042,000,000	(61,177,000,000)
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment and other comprehensive (loss)/ income from subsidiaries	(915,000,000)		(3,783,000,000)	593,000,000
Revaluation of fixed assets transferred to investment properties	983,000,000		922,000,000	1,668,000,000
Other comprehensive income/ (loss) for the year from continuing operations	68,000,000		(2,861,000,000)	2,261,000,000
Other comprehensive (loss)/ income for the year from discontinued operations	(11,442,000,000)		20,009,000,000	(3,469,000,000)
Total other comprehensive (loss)/ income for the year	(11,374,000,000)		17,148,000,000	(1,208,000,000)
Total comprehensive (loss)/ income for the year	(35,876,000,000)		47,190,000,000	(62,385,000,000)
Total comprehensive (loss)/ income from continuing operations	(16,177,000,000)		32,261,000,000	(63,250,000,000)
Total comprehensive (loss)/ income from discontinued operations	(19,699,000,000)		14,929,000,000	865,000,000
Total comprehensive (loss)/ income from the year	(35,876,000,000)		47,190,000,000	(62,385,000,000)
Equity holders of the parent	(12,569,000,000)		5,901,000,000	(40,248,000,000)
Non-controlling interest		$ (11,933)	24,141	20,929
Equity holders of the parent	(7,679,000,000)		11,345,000,000	(19,631,000,000)
Non-controlling interest	(8,566,000,000)		23,777,000,000	(45,880,000,000)
(Loss)/ profit from continuing operations attributable to:
Equity holders of the parent	(15,912,000,000)		3,636,000,000	(40,672,000,000)
Non-controlling interest	$ (19,964,000,000)		$ 43,554,000,000	$ (21,713,000,000)
Total comprehensive (loss)/ income attributable to:
(Loss)/ profit for the year per share attributable to equity holders of the parent: Basic | $ / shares	$ (23.84)		$ 11.19	$ (76.33)
(Loss)/ profit for the year per share attributable to equity holders of the parent: Diluted | $ / shares	(23.84)		10.88	(76.33)
(Loss)/ profit per share from continuing operations attributable to equity holders of the parent:
Basic | $ / shares	(14.56)		21.52	(37.23)
Diluted | $ / shares	$ (14.56)		$ 20.91	$ (37.23)
Profit/ (loss) before income tax	$ 9,924,000,000		$ 66,743,000,000	$ (41,710,000,000)